BENEFIT PLAN (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
BENEFIT PLAN
NOTE 18 – BENEFIT PLAN
The Company maintains a safe harbor 401(k) retirement plan for the benefit of its employees. The plan allows participants to make contributions subject to certain limitations. Company matching contributions were $68,000 and $54,000 for the three months ended June 30, 2022 and 2021, respectively, and $117,000 and $106,000 for the six months ended June 30, 2022 and 2021, respectively.

NOTE 12 – BENEFIT PLAN
The Company maintains a safe harbor 401(k) retirement plan for the benefit of its employees. The plan allows participants to make contributions subject to certain limitations. Company matching contributions were $239,000 and $154,000 for the twelve months ended December 31, 2021 and 2020, respectively.